Convertible Preferred Stock and Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summarizes details of Preferred Stock authorized, issued and outstanding

The following table summarizes details of Preferred Stock authorized, issued and outstanding as of September 30, 2020 and December 31, 2019 ($ in thousands):

Convertible Preferred Stock Classes	September 30, 2020	December 31, 2019
Series A Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 26,189,545 and 26,189,545 shares, (liquidation preference of $255,348 and $106,853 at September 30, 2020 and December 31, 2019, respectively)	$13,878	$13,878
Series B Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 23,675,035 and 23,675,035 shares (liquidation preference of $230,832 and $96,594 at September 30, 2020 and December 31, 2019, respectively)	37,806	37,806
Series C Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 13,152,896 and 13,152,896 shares (liquidation preference of $128,241 and $53,664 at September 30, 2020 and December 31, 2019, respectively)	44,852	44,852
Series D Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 21,075,193 and 21,075,193 shares (liquidation preference of $205,483 and $180,522 at September 30, 2020 and December 31, 2019, respectively)	180,353	180,353
Series E Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding 13,450,703 and 13,450,703 shares (liquidation preference of $134,791 and $134,791 at September 30, 2020 and December 31, 2019, respectively)	134,667	134,667
Series E‑1 Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding 2,494,737 and 2,494,737 shares (liquidation preference of $25,000 and $25,000 at September 30, 2020 and December 31, 2019, respectively)	24,977	24,977
Total	$436,533	$436,533

Schedule of stock-based compensation expense

Total stock‑based compensation expense related to all of the Company’s stock‑based awards granted is reported in the consolidated statements of operations as follows (in thousands):

	September 30,
	2020	2019
Research and development	$2,176	$1,501
Sales and marketing expense	715	1,020
General and administrative expense	1,070	668
Cost of sales	267	241
Total stock-based compensation expenses	$4,228	$3,430

Schedule of option activity

			Weighted-Average
		Weighted-Average	Remaining
	Number of	Exercise Price	Contractual Term
	Shares	per Share	(in years)
Outstanding at January 1, 2020	14,792	$2.45	7.84
Granted	6,935	1.85
Exercised	(409)	0.65
Forfeited/expired	(5,287)	3.57
Outstanding at September 30, 2020	16,031	1.87	7.85
Options vested at September 30, 2020	8,167	1.83	6.38
Options vested or expected to vest at September 30, 2020	15,384	$1.87	7.78

Common Stock Reserved for Future Issuance

As of September 30, 2020 and 2019, the Company has reserved the following shares of Common Stock for future issuance (in thousands):

	September 30, 2020	September 30, 2019
Common Stock options outstanding	16,031	14,490
Restricted Stock units outstanding	459	—
Shares available for issuance under the Plan	1,960	4,463
Convertible Preferred Stock outstanding	100,038	100,038
Common Stock warrants outstanding	919	464
Total shares of authorized Common Stock reserved for future issuance	119,407	119,455

Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU activity under the Plan

The activity for stock subject to vesting for the nine‑month period ended September 30, 2020 is as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2020	4,575	$0.001
Issuance of additional shares	—	—
Vested	(4,301)	0.001
Balance of unvested shares as of September 30, 2020	274	$0.001

RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU activity under the Plan

	Shares subject	Weighted Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2020	—	—
Issuance of additional shares	459	$ 9.75
Vested	—	—
Balance of unvested shares as of September 30, 2020	459	$ 9.75

Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions using Black-Scholes option-pricing model

	September 30, 2020	September 30, 2019
Risk‑free interest rate	0.6% – 0.8%	1.5% – 2.5%
Expected volatility	54.3% – 54.8%	54.4% – 54.9%
Expected life (in years)	9.4 – 10.0	9.4 – 10.0
Expected dividend yield	—	—
Fair value of Common Stock	$1.71 – $ 9.75	$4.08

Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions using Black-Scholes option-pricing model

	September 30, 2020	September 30, 2019
Risk‑free interest rate	0.3% – 1.7%	1.9% – 2.6%
Expected volatility	52.7% – 54.2%	53.3% – 53.6%
Expected life (in years)	5.9 – 6.3	5.6 – 6.1
Expected dividend yield	—	—
Fair value of Common Stock	$1.71 – $ 9.75	$4.08